AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Reclassification adjustments, included in net income
Income tax expense	SFr 21	SFr (179)	SFr 590	SFr (158)	SFr 1,067
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(3)	2	7	(1)	13
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	9	49	4	58	6
Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	9	49	4	58	6
of which net releases	3	52
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	(1)	0	(1)
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	82	83	86	165	174
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	105	107	110	212	222
Income tax expense	(23)	(24)	(24)	(47)	(48)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(25)	(28)	(22)	(53)	(43)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(32)	(36)	(29)	(68)	(57)
Income tax expense	7	8	7	15	14
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	63	SFr 106	74	169	149
Bank
Reclassification adjustments, included in net income
Income tax expense	SFr 8		SFr 563	SFr (293)	SFr 1,012